Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The effect of the retrospective presentation change related to the net periodic benefit cost of our defined benefit pension and postretirement plans on our consolidated statement of operations was as follows:

	2017
(dollars in millions)	Previously Reported	Effect of Change Higher/(Lower)	As Revised
Cost of product sold	$31,027	$197	$31,224
Cost of services sold	12,926	51	12,977
Research and development	2,387	40	2,427
Selling, general and administrative	6,183	246	6,429
Non-service pension (benefit)	—	(534)	(534)

	2016
(dollars in millions)	Previously Reported	Effect of Change Higher/(Lower)	As Revised
Cost of product sold	$30,325	$(21)	$30,304
Cost of services sold	11,135	32	11,167
Research and development	2,337	39	2,376
Selling, general and administrative	6,060	(102)	5,958
Other income	785	(3)	782
Non-service pension cost	—	49	49

Schedule Of Multiemployer Plans Table [Text Block]

(dollars in millions)		Pension Protection Act Zone Status		FIP/ RP Status	Contributions
Pension Fund	EIN/Pension Plan Number	2018	2017	Pending/ Implemented	2018	2017	2016	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$120	$114	$100	No	July 8, 2022
Other funds					31	31	31
					$151	$145	$131

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
We measure the cost of all share-based payments, including stock options, at fair value on the grant date and recognize this cost in the Consolidated Statement of Operations as follows:

(dollars in millions)	2018	2017	2016
Continuing operations	$251	$192	$152
Discontinued operations	—	—	1
Total compensation cost recognized	$251	$192	$153

Schedule of Stock Options Roll Forward [Table Text Block]
A summary of the transactions under all long-term incentive plans for the year ended December 31, 2018 follows:

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**
Outstanding at:
December 31, 2017	1,745	$94.35	32,722	$92.54	1,876	$106.38	2,182
Granted[1]	255	126.94	4,579	127.37	598	128.20	992
Exercised / earned	(389)	92.52	(4,781)	74.47	(181)	115.08	(406)
Cancelled	(8)	111.87	(454)	110.50	(487)	114.99	(72)
Other - Rockwell Collins[2]	—	$—	—	$—	—	$—	351
December 31, 2018	1,603	$99.89	32,066	$99.95	1,806	$110.41	3,047

*	weighted-average exercise price

**	weighted-average grant stock price

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block
The following table summarizes information about equity awards outstanding that are vested and expected to vest and equity awards outstanding that are exercisable at December 31, 2018:

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	33,059	$98.97	$407	5.4 years	21,761	$92.08	$365	4.0 years
Performance Share Units/Restricted Stock[1]	4,821	—	513	1.7 years

*	weighted-average exercise price per share

**	weighted-average contractual remaining term in years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table indicates the assumptions used in estimating fair value for the years ended December 31, 2018, 2017 and 2016. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

	2018	2017	2016
Expected volatility	17.5% - 21.1%	19%	20%
Weighted-average volatility	18%	19%	20%
Expected term (in years)	6.5 - 6.6	6.5	6.5
Expected dividend yield	2.2%	2.4%	2.7%
Risk-free rate	1.3% - 2.7%	0.5% - 2.5%	0.2% - 2.6%

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2018	2017
Change in Benefit Obligation:
Beginning balance	$36,999	$34,923
Service cost	372	374
Interest cost	1,117	1,120
Actuarial (gain) loss	(2,048)	1,804
Total benefits paid	(1,932)	(1,782)
Net settlement, curtailment and special termination benefits	(38)	(49)
Plan amendments	65	4
Business combinations	3,694	—
Other	(434)	605
Ending balance	$37,795	$36,999

Change in Plan Assets:
Beginning balance	$35,689	$30,555
Actual return on plan assets	(1,667)	4,258
Employer contributions	238	2,188
Benefits paid	(1,932)	(1,782)
Settlements	(38)	(41)
Business combinations	3,355	—
Other	(392)	511
Ending balance	$35,253	$35,689

Funded Status:
Fair value of plan assets	$35,253	$35,689
Benefit obligations	(37,795)	(36,999)
Funded status of plan	$(2,542)	$(1,310)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$686	$957
Current liability	(88)	(70)
Noncurrent liability	(3,140)	(2,197)
Net amount recognized	$(2,542)	$(1,310)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$8,606	$7,238
Prior service cost	139	37
Net amount recognized	$8,745	$7,275

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Information for pension plans with accumulated benefit obligations in excess of plan assets:

(dollars in millions)	2018	2017
Projected benefit obligation	$25,884	$22,360
Accumulated benefit obligation	25,455	22,159
Fair value of plan assets	22,803	20,438

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Information for pension plans with projected benefit obligations in excess of plan assets:

(dollars in millions)	2018	2017
Projected benefit obligation	$28,591	$27,211
Accumulated benefit obligation	27,968	26,560
Fair value of plan assets	25,362	24,944

Schedule of Net Benefit Costs [Table Text Block]
The components of the net periodic pension (benefit) cost are as follows:

(dollars in millions)	2018	2017	2016
Pension Benefits:
Service cost	$372	$374	$383
Interest cost	1,117	1,120	1,183
Expected return on plan assets	(2,255)	(2,215)	(2,202)
Amortization of prior service credit	(41)	(36)	(33)
Recognized actuarial net loss	401	575	572
Net settlement, curtailment and special termination benefits loss	1	3	498
Net periodic pension (benefit) cost - employer	$(405)	$(179)	$401

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2018 are as follows:

(dollars in millions)
Current year actuarial loss	$1,871
Amortization of actuarial loss	(401)
Current year prior service cost	65
Amortization of prior service credit	41
Net settlement and curtailment loss	2
Other	(108)
Total recognized in other comprehensive loss	$1,470
Net recognized in net periodic pension (benefit) cost and other comprehensive loss	$1,065

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic pension (benefit) cost in 2019 is as follows:

(dollars in millions)
Net actuarial loss	$214
Prior service cost	17
$231

Schedule of Assumptions Used [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2018	2017	2018	2017	2016
Discount rate
PBO	4.0%	3.4%	3.4%	3.8%	4.1%
Interest cost[1]	—	—	3.0%	3.3%	3.4%
Service cost[1]	—	—	3.3%	3.6%	3.8%
Salary scale	4.2%	4.2%	4.2%	4.1%	4.2%
Expected return on plan assets	—	—	6.8%	7.3%	7.3%

Note 1
The discount rates used to measure the service cost and interest cost applies to our significant plans. The PBO discount rate is used for the service cost and interest cost measurements for non-significant plans.

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of pension plan assets at December 31, 2018 and 2017 by asset category are as follows:

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Total
Asset Category:
Public Equities
Global Equities	$2,917	$4	$—	$—	$2,921
Global Equity Commingled Funds[1]	185	426	—	—	611
Enhanced Global Equities [2]	79	605	—	—	684
Global Equity Funds at net asset value[8]	—	—	—	7,386	7,386
Private Equities [3,8]	—	—	133	1,194	1,327
Fixed Income Securities
Governments	1,789	162	—	—	1,951
Corporate Bonds	—	11,527	18	29	11,574
Fixed Income Securities[8]	—	—	—	3,599	3,599
Real Estate [4,8]	—	13	1,387	429	1,829
Other [5,8]	—	262	—	2,368	2,630
Cash & Cash Equivalents [6,8]	—	220	—	138	358
Subtotal	$4,970	$13,219	$1,538	$15,143	34,870
Other Assets & Liabilities[7]					383
Total at December 31, 2018					$35,253
Public Equities
Global Equities	$3,129	$3	$—	$—	$3,132
Global Equity Commingled Funds[1]	—	1,084	—	—	1,084
Enhanced Global Equities [2]	213	819	—	—	1,032
Global Equity Funds at net asset value [8]	—	—	—	7,599	7,599
Private Equities [3,8]	—	—	46	1,170	1,216
Fixed Income Securities
Governments	1,445	69	—	—	1,514
Corporate Bonds	—	10,929	—	—	10,929
Fixed Income Securities[8]	—	—	—	3,519	3,519
Real Estate [4,8]	—	15	1,446	396	1,857
Other [5,8]	—	287	—	2,509	2,796
Cash & Cash Equivalents [6,8]	—	79	—	498	577
Subtotal	$4,787	$13,285	$1,492	$15,691	35,255
Other Assets & Liabilities[7]					434
Total at December 31, 2017					$35,689

Note 1	Represents commingled funds that invest primarily in common stocks.

Note 2
Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.

Note 3	Represents limited partner investments with general partners that primarily invest in debt and equity.

Note 4	Represents investments in real estate including commingled funds and directly held properties.

Note 5	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.

Note 6	Represents short-term commercial paper, bonds and other cash or cash-like instruments.

Note 7	Represents trust receivables and payables that are not leveled.

Note 8
In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed due to the following:

(dollars in millions)	Private Equities	Corporate Bonds	Real Estate	Total
Balance, December 31, 2016	$122	$—	$1,285	$1,407
Realized gains	61	—	31	92
Unrealized (losses) gains relating to instruments still held in the reporting period	(47)	—	17	(30)
Purchases, sales, and settlements, net	(90)	—	113	23
Balance, December 31, 2017	46	—	1,446	1,492
Plan assets acquired	—	33	—	33
Realized (losses) gains	—	(1)	10	9
Unrealized gains relating to instruments still held in the reporting period	—	2	38	40
Purchases, sales, and settlements, net	87	(16)	(107)	(36)
Balance, December 31, 2018	$133	$18	$1,387	$1,538

Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2018	2017
Change in Benefit Obligation:
Beginning balance	$767	$805
Service cost	2	2
Interest cost	26	29
Actuarial gain	(52)	(4)
Total benefits paid	(70)	(87)
Business combinations	186	—
Plan amendments	(43)	(6)
Other	(6)	28
Ending balance	$810	$767

Change in Plan Assets:
Beginning balance	$—	$—
Employer contributions	69	71
Benefits paid	(70)	(87)
Business combinations	20	—
Other	1	16
Ending balance	$20	$—

Funded Status:
Fair value of plan assets	$20	$—
Benefit obligations	(810)	(767)
Funded status of plan	$(790)	$(767)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(61)	$(72)
Noncurrent liability	(729)	(695)
Net amount recognized	$(790)	$(767)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(184)	$(143)
Prior service credit	(47)	(10)
Net amount recognized	$(231)	$(153)

Schedule of Net Benefit Costs [Table Text Block]
The components of net periodic benefit cost are as follows:

(dollars in millions)	2018	2017	2016
Other Postretirement Benefits:
Service cost	$2	$2	$3
Interest cost	26	29	34
Amortization of prior service credit	(6)	(1)	—
Recognized actuarial net gain	(10)	(9)	(4)
Net periodic other postretirement benefit cost	$12	$21	$33

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2018 are as follows:

(dollars in millions)
Current year actuarial gain	$(52)
Current year prior service credit	(43)
Amortization of prior service credit	6
Amortization of actuarial net gain	10
Other	1
Total recognized in other comprehensive loss	$(78)
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$(66)

Schedule of Assumptions Used [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for postretirement plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2018	2017	2018	2017	2016
Discount rate	4.1%	3.4%	3.4%	3.8%	4.0%
Expected return on assets	—	—	7.0%	N/A	N/A

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates are as follows:

	2018	2017
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2026	2026

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	2018 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligation	32	(28)